NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Non-Controlling Interest 1 [Abstract]
Redeemable/Exchangeable Partnership Units and Special LP Units	$ 12,814	$ 12,740
Exchange LP Units	96	96
BPR Units	2,298	3,091
Interests of others in operating subsidiaries and properties:
Preferred shares held by Brookfield Asset Management	15	16
Preferred equity of subsidiaries	2,977	2,830
Non-controlling interests in subsidiaries and properties	12,894	15,610
Total interests of others in operating subsidiaries and properties	15,886	18,456
Total non-controlling interests	$ 31,094	$ 34,383